                       SUPPLEMENT DATED DECEMBER 11, 2003


                                       TO


                    PROSPECTUS SUPPLEMENT DATED MAY 1, 2003


                           __________________________


  This Supplement is intended to revise a Supplement dated May 1, 2003 (the "Prior Supplement") to prospectuses dated May 1, 2003 for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," "Variable Estate Protection," "Variable Estate Protection Plus," "Variable Estate Protection Edge," or "Medallion Executive Variable Life III."
 We refer to these prospectuses as the "Product Prospectuses."

  This Supplement and the Prior Supplement are used only with policies issued prior to December 11, 2003 and sold through the Product Prospectuses and through duly appointed insurance agents who are associated with certain authorized general agencies and who are also registered representatives of certain authorized broker dealers.

UNAVAILABLE INVESTMENT OPTION

On and after December 11, 2003, the following variable investment option will not be available under your policy for you to transfer money into, or for you to invest future premium payments:

 VARIABLE INVESTMENT OPTION:    UNDERLYING FUND MANAGED BY:
 ---------------------------    --------------------------
-------------------------------------------------------------------------------
 Equity Options:
  Ayco Growth                   The AYCO Company, L.P.
-------------------------------------------------------------------------------


If you transfer any existing account value from the AYCO Growth variable investment option into a different investment option, you will not be able to transfer account value back into this investment option. You may transfer such account value by telephoning us at 1(800) 732-5543.



AYCO Prod Supp (12/03)

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